UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska   68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/12

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

Semi-Annual Report

June 30, 2012

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

June 30, 2012

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 4, 2007.  The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and move into money market instruments.

The Portfolio's results for this 6-month period were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  The Portfolio's opening price for the period was $8.69 a share, and as of the end of June it was $9.04.  During the same period, the S&P 500 Index, the Barclay’s Long Treasury Index and the Merrill Lynch HY Bond Master II Index also had positive returns.

Portfolio management for the period emphasized safety and seeking to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the number of dramatic swings, while at the same time generated slower but steadier growth.

Robert Levenson                                Howard Smith

Portfolio Manager

             Portfolio Manager

The Standard & Poor’s 500 Index represents 500 of the largest U.S. companies.  The Lehman Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.  The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The Portfolio performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would have been lower.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk including loss of principal.  An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Portfolio is contained in the Portfolio’s prospectus.  To obtain an additional copy of the prospectus call 1-650-327-7705.  Please read the prospectus carefully before investing.  The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code:  1177-NLD-7/27/2012

Changing Parameters Portfolio
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through June 30, 2012*

Annualized Total Returns as of June 30, 2012
	Six Months	One Year	Three Year	Since Inception*
Changing Parameters Portfolio	4.03%	2.81%	-1.23%	-1.57%
Barclays Long Treasury Index	4.16%	32.26%	13.57%	11.53%
Changing Parameters Portfolio Blended Benchmark**	8.09%	18.47%	16.72%	7.51%

* The Portfolio commenced operations on October 2, 2007.
** The Changing Parameters Portfolio Blended Benchmark consists of 50% Barclays Long Treasury Index, 30% NASDAQ 100 Index and 20% Russell 2000 Index.

The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund’s shares as well as other charges and expenses of the insurance contract, or separate account.

PORTFOLIO COMPOSITION as of JUNE 30, 2012

			% of Net Assets
	Mutual Funds		62.0%
	Exchange Traded Fund		1.0%
	Short-Term Investments		37.0%
	Liabilities Less Other Assets		0.0%
	Total Net Assets		100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Portfolio’s holdings.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares		Value

	MUTUAL FUNDS - 62.0%
	DEBT FUNDS - 62.0%
71,685	Alpine Ultra Short Tax Optimized Income Fund - Investor Class	$ 720,438
66,455	Columbia Short Term Muncipal Bond Fund - Class A	700,435
158,985	DoubleLine Total Return Bond Fund - I Share	1,777,456
55,319	MFS Muncipal High Income Fund - Class A	445,870
136,486	Nuveen High Yield Municipal Bond Fund - Class I	2,247,919
58,907	PIMCO GNMA Fund - Institutional Class	697,464
61,901	SEI Institutional International Trust- Emerging Markets Debt Fund - Class A	713,714
70,030	TCW Total Return Bond Fund - Class I	693,297
91,863	Transamerica AEGON High-Yield Bond - Class I	857,086
	TOTAL MUTUAL FUNDS (Cost - $8,607,317)	8,853,679

	EXCHANGE TRADED FUND - 1.0%
	DEBT FUND - 1.0%
3,700	SPDR Barclays Capital High Yield Bond ETF	146,002
	TOTAL EXCHANGE TRADED FUND (Cost - $142,328)	146,002

	SHORT-TERM INVESTMENTS - 37.0%
	MONEY MARKET FUNDS - 37.0%
1,057,024	Dreyfus Government Cash Management -	1,057,024
	Institutional Class, 0.02% +
1,057,024	Fidelity Institutional Money Market Funds -	1,057,024
	Government Portfolio - Class I, 0.02% +
1,057,024	Goldman Sachs Financial Square Funds -	1,057,024
	Government Fund - Institutional Class, 0.05% +
1,057,024	JPMorgan U.S. Government Money Market Fund -	1,057,024
	Capital Class, 0.02% +
1,057,024	Milestone Treasury Obligations Portfolio -	1,057,024
	Institutional Class, 0.02% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,285,120)	5,285,120

	TOTAL INVESTMENTS - 100.0% (Cost - $14,034,765) (a)	$ 14,284,801
	LIABILITIES LESS OTHER ASSETS - (0.0)%	(3,142)
	NET ASSETS - 100.0%	$ 14,281,659

Reflects 7-day yield effective at June 30, 2012.

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 252,106
	Unrealized depreciation	$ (2,070)
	Net unrealized appreciation	$ 250,036

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

Assets:
Investments in Securities at Value (identified cost $14,034,765)	$ 14,284,801
Deposits with Broker	10,000
Dividends and Interest Receivable	24,275
Total Assets	14,319,076

Liabilities:
Payable for Fund Shares Redeemed	701
Accrued Advisory Fees	8,844
Accrued Distribution Fees	5,083
Fees Payable to Other Affiliates	6,656
Other Accrued Expenses	16,133
Total Liabilities	37,417

Net Assets (Unlimited shares of no par value authorized; 1,579,054
shares of beneficial interest outstanding)	$ 14,281,659

Net Asset Value, Offering and Redemption Price Per Share
($14,281,659/ 1,579,054 shares of beneficial interest outstanding)	$ 9.04

Composition of Net Assets:
At June 30, 2012, Net Assets consisted of:
Paid-in capital	$ 14,787,176
Accumulated net investment income	463,249
Accumulated net realized loss on investments	(1,218,802)
Net unrealized appreciation on investments	250,036
Net Assets:	$ 14,281,659

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 362,728
Interest Income	146
Total Investment Income	362,874

Expenses:
Investment Advisory Fees	105,044
Distribution Fees	31,513
Administration Fees	18,703
Fund Accounting Fees	10,750
Audit Fees	10,336
Trustees' Fees	7,502
Transfer Agent Fees and Expenses	7,049
Custody Fees	6,312
Chief Compliance Officer Fees	6,067
Legal Fees	4,105
Printing Expenses	1,979
Insurance Expenses	162
Total Expenses	209,522
Less: Expenses Waived by Adviser	(50,936)

Net Expenses	158,586

Net Investment Income	204,288

Net Realized and Unrealized Gain on Investments:
Net Realized Gain From Security Transactions	106,042
Net Change in Unrealized Appreciation on Security Transactions	254,197
Net Realized and Unrealized Gain on Investments	360,239

Net Increase in Net Assets Resulting From Operations	$ 564,527

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2012	December 31, 2011
	(Unaudited)
Operations:
Net Investment Income	$ 204,288	$ 268,307
Net Realized Gain (Loss) on Security Transactions, Options and
Futures Contracts	106,042	(249,988)
Distributions of realized gains from underlying investment companies	-	1,106
Net Change in Unrealized Appreciation (Depreciation) on
Security Transactions and Futures Contracts	254,197	(134,970)
Net Increase (Decrease) in Net Assets
Resulting From Operations	564,527	(115,545)

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.10 per share, respectively)	-	(150,529)
Total Distributions to Shareholders	-	(150,529)

Beneficial Interest Transactions:
Proceeds from Shares Issued (20,805 and 55,655
shares, respectively)	186,071	500,882
Distributions Reinvested (0 and 17,342 shares, respectively)	-	150,529
Cost of Shares Redeemed (27,026 and 61,721
shares, respectively)	(239,503)	(546,469)
Total Beneficial Interest Transactions	(53,432)	104,942

Increase (Decrease) in Net Assets	511,095	(161,132)

Net Assets:
Beginning of Period	13,770,564	13,931,696
End of Period	$ 14,281,659	$ 13,770,564

Accumulated Net Investment Income at End of Period	$ 463,249	$ 258,961

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	October 2, 2007* through December 31, 2007

	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.69		$ 8.85	$ 9.14	$ 9.76	$ 10.11	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.13		0.17	0.10	(0.18)	(0.01)	0.05
Net realized and unrealized gain (loss)
on investments	0.22		(0.23)	(0.36)	(0.44)	(0.23)	0.06
Total from operations	0.35		(0.06)	(0.26)	(0.62)	(0.24)	0.11

Less Distributions:
From net investment income	-		(0.10)	-	-	(0.04)	-
From net realized gains on investments	-		-	(0.03)	-	(0.07)	-
Total Distributions	-		(0.10)	(0.03)	-	(0.11)	-

Net Asset Value, End of Period	$ 9.04		$ 8.69	$ 8.85	$ 9.14	$ 9.76	$ 10.11

Total Return (b)	4.03%		(0.72)%	(2.82)%	(6.35)%	(2.38)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 14,282		$ 13,771	$ 13,932	$ 8,135	$ 8,873	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement (e)	2.98%	(c)	2.91%	2.95%	3.14%	3.21%	4.88%	(c)
Net of expense reimbursement (e)	2.25%	(c)	2.25%	2.25%	2.25%	2.25%	2.25%	(c)
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement (e,f)	2.18%	(c)	1.23%	0.45%	(2.81)%	(1.06)%	(0.75)%	(c)
Net of expense reimbursement (e,f)	2.90%	(c)	1.89%	1.15%	(1.92)%	(0.10)%	1.88%	(c)
Portfolio turnover rate	140%	(d)	390%	521%	1,611%	1,028%	0%	(d)
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized
(e)	Does not reflect the expenses of the underlying investor funds in which the Portfolio invests.
(f)	Timing of net investment income is affected by the timing of the distributions of the underlying investor funds.
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available;  representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 8,853,679	$ -	$ -	$ 8,853,679
Exchange Traded Fund	146,002	-	-	146,002
Short-Term Investments	5,285,120	-	-	5,285,120
Total	$ 14,284,801	$ -	$ -	$ 14,284,801

The Portfolio did not hold any Level 3 securities during the year. There were no transfers into or out of Level 1 & Level 2 during the year.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting year.

* See Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2008 - 2010 and during the year ended December 31, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any,

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

 annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2012, the Adviser earned $105,044 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2013, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in acquired Portfolios, or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the six month period ended June 30, 2012, the Adviser waived advisory fees totaling $50,936. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $270,278 at December 31, 2011, and will expire on December 31 of the following years:   2012 - $86,104; 2013 - $90,573; 2014 - $93,601.

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Portfolio.

Custody Administration - Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2012

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

were $5,310. Such fees are included in the line item “Custody Fees” on the Statement of Operations in this shareholder report.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Trustees – Effective April 1, 2012, with the approval of the Board, each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Portfolio paid its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets.  Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $16,094,872 and $16,458,087, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2012, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2011	December 31, 2010
Ordinary Income	$ 150,529	$ -
Long-Term Capital Gains	-	50,345
	$ 150,529	$ 50,345

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Other	Post	Capital	Unrealized	Total
Ordinary	Long-Term	Book/Tax	October	Loss	Appreciation/	Accumulated
Income	Gains	Differences	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 266,524	$ -	$ (7,563)	$ (46,200)	$ (1,275,903)	$ (6,902)	$ (1,070,044)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $7,563.

At December 31, 2011, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiring
$ 1,030,904	$ -	$ 1,030,904	December 31, 2018
244,999	-	244,999	Non-Expiring
$ 1,275,903	$ -	$ 1,275,903

Permanent book and tax differences primarily attributable to adjustments for real estate investment trusts resulted in reclassification for the period ended December 31, 2011 as follows: a decrease in accumulated net investment income of $965 and a decrease in accumulated net realized loss on investments of $965.

8.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Portfolio’s financial statements.

9.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

June 30, 2012 (Unaudited)

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expenses Paid During the Period* (1/1/12 to 6/30/12)
Actual	$1,000.00	$ 1,040.30	$ 11.41
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$ 11.26

___________

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ending June 30, 2012).

Renewal of Advisory Agreement – Changing Parameters Portfolio

In connection with a meeting held on December 14,  2011, (the “Meeting”), Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Portfolio (the “Portfolio”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed financial information about the firm provided by the Adviser. The Trustees concluded that CP had provided a level of service consistent with the Board’s expectations.

Performance.  The Board considered CP’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.   The Board considered the past performance of the Portfolio relative to its benchmark index, which is composed 50% of the Merrill Lynch US Corporate Master Bond Index and 50% of the S&P 500 Index, as well as the performance of a peer group of similarly managed funds.  The Board noted that for the year-to-date period ended September 30, 2011, the Portfolio outperformed its benchmark and the average performance of funds in the peer group, noting an improvement over past periods.  The Board concluded that CP’s performance was acceptable.

 Fees and Expenses.  The Board noted that CP charges a 1.50% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Board noted that the Portfolio’s net expense ratio was below the average for funds in the peer group, although the advisory fee was higher than the peer group’s average.  The Trustees concluded that the Portfolio’s advisory fee was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board considered the profits realized by CP in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that CP’s level of profitability from its relationship to the Portfolio is not excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12